Statutory and other information (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Audit services	€ 900,000	€ 800,000	€ 600,000
Audit related assurance services	0.0	0.0	0.0
Other assurance services	200,000	0.0	100,000
Tax advisory services	100,000	100,000	0.0
Total fees	1,200,000	900,000	700,000
Depreciation, property, plant and equipment	994,300,000	839,200,000	664,800,000
Parent company
Disclosure of transactions between related parties [line items]
Audit services	1,000	1,000	1,000
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit services	0.0	0.0	100,000
Audit related services	0.0	0.0	0.0
Tax advisory services	100,000	100,000	0.0
Total fees	100,000	100,000	100,000
Directors
Disclosure of transactions between related parties [line items]
Fees	1,100,000	600,000	600,000
Share based compensation	3,100,000	1,900,000	1,900,000
Other emoluments	1,800,000	900,000	1,000,000.0
Total key management personnel compensation	€ 6,000,000.0	€ 3,400,000	€ 3,500,000